Fair Value Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$ 976,962	[1]	$ 1,184,851	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Cash and cash equivalents:
Money market fund	919,650		1,013,019
Investments in securities:
U.S. Treasury securities*	5,494,988	[1]	3,429,929	[1]
U.S. government sponsored enterprise notes*	652,812	[1]	4,989,359	[1]
Foreign government sponsored enterprise notes*			657,305	[1]
Commercial paper*	3,474,435	[1]	7,268,685	[1]
Corporate notes*	16,049,322	[1]	27,936,271	[1]
Certificates of deposit*	2,306,370	[1]	2,951,285	[1]
Total	29,922,753		49,449,611
Fair Value, Inputs, Level 1 [Member]
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	976,962	[1]	1,184,851	[1]
Net unrealized gain on open forward currency contracts*	0	[1]	0	[1]
Cash and cash equivalents:
Money market fund	919,650		1,013,019
Investments in securities:
U.S. Treasury securities*	5,494,988	[1]	3,429,929	[1]
U.S. government sponsored enterprise notes*	0	[1]	0	[1]
Foreign government sponsored enterprise notes*			0	[1]
Commercial paper*	0	[1]	0	[1]
Corporate notes*	0	[1]	0	[1]
Certificates of deposit*	0	[1]	0	[1]
Total	7,391,600		5,627,799
Fair Value, Inputs, Level 2 [Member]
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	0	[1]	0	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Cash and cash equivalents:
Money market fund	0		0
Investments in securities:
U.S. Treasury securities*	0	[1]	0	[1]
U.S. government sponsored enterprise notes*	652,812	[1]	4,989,359	[1]
Foreign government sponsored enterprise notes*			657,305	[1]
Commercial paper*	3,474,435	[1]	7,268,685	[1]
Corporate notes*	16,049,322	[1]	27,936,271	[1]
Certificates of deposit*	2,306,370	[1]	2,951,285	[1]
Total	$ 22,531,153		$ 43,821,812

[1]	See the condensed schedule of investments for further description.